PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2015	2016

Building	$32,142	$29,989
Computer equipment and application software	22,861	18,724
Furniture and vehicles	163	137
Leasehold improvements	1,343	775

	$56,509	$49,625
Less: Accumulated depreciation	$(23,130)	$(20,869)
Less: Accumulated impairment loss	(90)	(90)

	$33,289	$28,666

Depreciation expense from continuing operations was $11,966, $7,338 and $2,626 and from discontinued operations was $5,379, $1,500 and $52, for the years ended December 31, 2014, 2015 and 2016, respectively.

No impairment loss was incurred for the years ended December 31, 2014, 2015 and 2016, respectively.